Concentration of Risk (Tables)	12 Months Ended
Jun. 30, 2026
Risks and Uncertainties [Abstract]
Schedule of Group’s Concentration of Customers and Suppliers

The following tables summarize the information about the Group’s concentration of customers and suppliers for the years ended June 30, 2026, 2025 and 2024 or as of June 30, 2026, 2025 and 2024, respectively. The statistics presented below are based solely on the Group's continuing operations.

Revenues, customer concentration risk	A	B	C	D	E	F	G	H

Year ended June 30, 2026	19%	—	11%	22%	—	—	19%	*

Year ended June 30, 2025	21%	20%	17%	12%	—	—	11%	—

Year ended June 30, 2024	—	45%	—	—	31%	23%	—	—

Accounts receivable, customer concentration risk
As of June 30, 2026	—	—	—	17%	—	*	15%	23%

As of June 30, 2025	—	38%	14%	17%	—	*	16%	—

	I	J
Purchase, supplier concentration risk
Year ended June 30, 2026	71%	29%	—	—	—	—	—	—

Year ended June 30, 2025	71%	29%	—	—	—	—	—	—

Year ended June 30, 2024	—	—	—	—	—	—	—	—

Accounts payable, supplier concentration risk
As of June 30, 2026	—	—	—	—	—	—	—	—

As of June 30, 2025	—	100%	—	—	—	—	—	—

(1)	* : Less than 10%.